Related party transactions - Outstanding Balances Of Remunerations Of Directors (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 771,255	$ 469,761	$ 85,386
Accounts Payable And Accrued Liabilities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	771,255	316,465	85,386
Restricted share units
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 0	$ 153,296	$ 0